UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2011 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2011 (unaudited)

COMMON STOCKS—99.14%

Shares		Value
Banks—9.72%
935,200	Mitsubishi UFJ Financial Group, Inc.	4,846,657
781,000	Mizuho Financial Group, Inc.	1,501,192
58,300	Resona Holdings Inc.	300,011
270,000	The Bank of Yokohama, Ltd.	1,350,000
273,000	The Sumitomo Trust & Banking Co., Ltd.	1,643,978
		9,641,838
Building Materials—0.50%
43,000	Central Glass Co., Ltd.	202,445
4,600	Rinnai Corp.	290,438
		492,883
Chemicals—5.99%
209,000	Asahi Kasei Corp.	1,423,844
43,600	Fujifilm Holdings Corp.	1,572,676
57,000	Kureha Corp.	332,847
22,000	Nihon Parkerizing Co., Ltd.	308,054
41,000	Nippon Shokubai Co., Ltd.	453,893
5,900	Shin-Etsu Chemical Co., Ltd.	331,606
19,800	Shiseido Co., Ltd.	397,927
49,000	Sumitomo Bakelite Co., Ltd.	289,708
278,000	Ube Industries, Ltd.	835,353
		5,945,908
Communication—3.71%
46,300	NTT Corp.	2,146,022
861	NTT DoCoMo, Inc.	1,534,507
		3,680,529
Construction—1.20%
73,000	Daiwa House Industry Co., Ltd.	888,966
6,100	Sumitomo Forestry Co., Ltd.	55,954
17,000	Toshiba Plant Systems & Services Corp.	248,382
		1,193,302
Cosmetics—0.26%
9,600	Mandom Corp.	257,168

Electric Appliances—12.90%
19,200	Canon Inc.	940,146
15,800	Foster Electric Co., Ltd.	423,255
106,000	Fujitsu Ltd.	658,954
20,700	Hamamatsu Photonics K.K.	755,474
204,000	Hitachi Ltd.	1,111,825
157,000	Mitsubishi Electric Corp.	1,728,528
20,100	Murata Manufacturing Co., Ltd.	1,520,949
8,500	Nidec Corp.	799,331
34,400	Omron Corp.	883,436
87,900	Panasonic Corp.	1,201,942
40,000	Sharp Corp.	414,112
37,200	Sony Corp.	1,280,277
37,900	Stanley Electric Co., Ltd.	709,127

See accompanying notes to financial statements.

1

16,100	Yamatake Corp.	373,316
		12,800,672
Electric Power & Gas—2.03%
24,500	Electric Power Development Co., Ltd.	758,546
51,600	Tokyo Electric Power Co., Inc.	1,252,336
		2,010,882
Foods—2.12%
115,000	Ajinomoto Co., Inc.	1,271,715
62,000	Kirin Holdings Co., Ltd.	832,701
		2,104,416
Glass & Ceramic Products—1.83%
146,000	Asahi Glass Co., Ltd.	1,817,007

Household Goods—0.16%
43,000	Noritake Co., Ltd.	162,165

Insurance—2.96%
33,150	T&D Holdings Inc.	832,783
70,700	Tokio Marine Holdings, Inc.	2,103,798
		2,936,581
Iron & Steel—2.94%
51,700	JFE Holdings, Inc.	1,657,293
514,000	Kobe Steel, Ltd.	1,256,861
		2,914,154
Land Transportation—4.08%
27,500	East Japan Railway Co.	1,813,260
26,000	Hitachi Transport System, Ltd.	396,326
249,000	Nippon Express Co., Ltd.	1,048,102
52,000	Yamato Holdings Co., Ltd.	788,224
		4,045,912
Machinery—5.46%
5,100	Disco Corp.	340,620
102,000	Ebara Corp. *	495,110
9,900	Komatsu Ltd.	294,350
35,900	Makita Corp.	1,552,610
247,000	Mitsubishi Heavy Industries, Ltd.	976,582
105,000	NSK Ltd.	1,004,015
53,000	Ricoh Co., Ltd.	753,735
		5,417,022
Marine Transportation—0.71%
108,000	Mitsui O.S.K. Lines, Ltd.	702,920

Media—0.58%
375	Fuji Media Holdings, Inc.	581,204

Metal Products—0.56%
25,500	JS Group Corp.	556,533

Non-Ferrous Metals—2.58%
120,300	Sumitomo Electric Industries, Ltd.	1,744,496
50,000	Sumitomo Metal Mining Co., Ltd.	818,127
		2,562,623
Oil & Gas Extraction—1.76%
258,230	JX Holdings, Inc.	1,743,524

See accompanying notes to financial statements.

2

Other Financing Business—2.04%
31,300	Credit Saison Co., Ltd.	534,994
15,110	Orix Corp.	1,488,942
		2,023,936
Other Products—0.68%
2,500	Nintendo Co., Ltd.	674,574

Packaging—0.32%
13,600	Fuji Seal International, Inc.	318,326

Pharmaceutical—3.53%
29,000	Astellas Pharma Inc.	1,106,022
28,000	Daiichi Sankyo Co., Ltd.	607,007
3,900	Miraca Holdings Inc.	149,215
37,000	Mitsubishi Tanabe Pharma Corp.	591,010
10,400	Otsuka Holdings Co., Ltd.	257,723
36,000	Rohto Pharmaceutical Co., Ltd.	412,117
12,000	Tsumura & Company	376,934
		3,500,028
Precision Instruments—1.70%
9,300	BML, Inc.	249,923
113,300	Citizen Holdings Co., Ltd.	731,901
90,000	Shimadzu Corp.	710,584
		1,692,408
Real Estate—2.84%
114,000	Mitsui Fudosan Co., Ltd.	2,313,285
21,000	Sumitomo Realty & Development Co., Ltd.	508,650
		2,821,935
Retail Trade—3.39%
15,100	ABC-Mart Inc.	548,156
41,000	DCM Holdings Co., Ltd.	244,903
200	Komeri Co., Ltd.	4,630
4,850	Nitori Co., Ltd.	405,347
5,000	Saint Marc Holdings Co., Ltd.	215,329
42,000	Seven & I Holdings Co., Ltd.	1,085,255
17,700	Shimachu Co., Ltd.	397,281
20,300	Xebio Co., Ltd.	463,294
		3,364,195
Rubber Products—0.77%
39,700	Bridgestone Corp.	761,158

Securities—0.69%
112,500	Nomura Holdings Inc.	682,938

Services—0.25%
28,600	Nichii Gakkan Co.	245,640

Software—0.69%
45,700	Nihon Unisys, Ltd.	344,696
20,900	Sumisho Computer Systems Corp.	341,214
		685,910
Textile & Apparel—1.15%
81,200	Kuraray Co., Ltd.	1,137,985

Transportation Equipment—12.81%
33,400	Aisin Seiki Co., Ltd.	1,265,706
76,200	Honda Motor Co., Ltd.	3,221,350

See accompanying notes to financial statements.

3

484,000	Kawasaki Heavy Industries, Ltd.		1,719,319
155,000	Mazda Motor Corp.		456,326
88,200	Nissan Motor Co., Ltd.		890,584
6,800	Shimano Inc.		339,173
22,700	Toyota Industries Corp.		718,557
89,800	Toyota Motor Corp.		3,714,355
19,000	TS Tech Co., Ltd.		383,236
			12,708,606
Wholesale Trade—6.23%
34,100	Hitachi High-Technologies Corp.		841,299
100,700	Mitsubishi Corp.		2,848,266
78,600	Mitsui & Co., Ltd.		1,319,562
81,300	Sumitomo Corp.		1,168,069
			6,177,196

Total Common Stocks (Cost—$89,751,291)			98,362,078

SHORT-TERM INVESTMENTS—0.07%

Principal
Amount
(000)
U.S. DOLLAR TIME DEPOSIT—0.07%
73	JPMorgan Chase Bank, 0.10%, due 2/1/11 (Cost—$73,088)		73,088

Total Investments—99.21% (Cost—$89,824,379)			98,435,166

Other assets less liabilities—0.79%			780,552

NET ASSETS
	(Applicable to 14,456,819 shares of capital stock outstanding; equivalent to $6.86 per share)	100.00%	$99,215,718

*  Non-income producing securities.

See accompanying notes to financial statements.

4

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 – Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$98,435,166
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$98,435,166

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2011 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at January 31, 2011 was $89,751,291, excluding short-term interest-bearing investments.  At January 31, 2011, the net unrealized appreciation on investments, excluding short-term securities, of $8,610,787 was composed of gross appreciation of $12,716,376 for those investments having an excess of value over cost, and gross depreciation of $4,105,589 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: February 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 8, 2011
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Yoshiaki Uematsu	Date: February 8, 2011
Yoshiaki Uematsu, President and Principal Executive Officer